Share-based payment plans - Narrative (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 € / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2017 € / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2016 € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from equity-settled share-based payment transactions | $	$ 1,812		$ 1,638		$ 1,122
Weighted average remaining contractual life	5 years 2 months		6 years		6 years 8 months
Weighted average fair value (in € per unit) | € / shares		€ 0.88		€ 1.52		€ 0.97
Sell price multiple that had been used	3
Sell price multiple	2		2		2
Decrease in weighted average share price (as a percent)	10.00%
Decrease in total compensation (as a percent)	(8.63%)		(8.73%)		(7.09%)
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise prices (in usd per unit) | $ / shares	$ 1.20		$ 1.20		$ 1.20
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise prices (in usd per unit) | $ / shares	$ 8.50		$ 8.50		$ 8.50
Warrants | Consultants considered equivalent to employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from equity-settled share-based payment transactions | $	$ 24		$ 14		$ 14
Restricted share awards (RSA)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value (in € per unit) | € / shares		€ 1.00		€ 2.15		€ 1.65